Share-Based Payments - Summary of Number of Outstanding Deferred and Restricted stock Units (Detail) - Restricted Stock Units [member] shares in Millions, Unit_pure in Millions	12 Months Ended
	Dec. 31, 2021 shares	Dec. 31, 2020 shares	Dec. 31, 2019
Disclosure of other equity instruments [line items]
Restricted stock units outstanding at 1 January	19.1	9.9	6.0
Restricted stock units issued during the year	3.9	10.9	5.5
Restricted stock units vested during the year	(1.1)	(0.7)	(1.0)
Restricted stock units forfeited during the year	(1.1)	(0.9)	(0.7)
Restricted stock units outstanding at the end of December	20.9	19.1	9.9
Ambev [member]
Disclosure of other equity instruments [line items]
Restricted stock units issued during the year	20.6	21.1
Brazil [Member] | Ambev [member]
Disclosure of other equity instruments [line items]
Restricted stock units outstanding at 1 January	49.6	31.7	25.0
Restricted stock units issued during the year	20.7	21.3	12.0
Restricted stock units vested during the year	(5.0)	(1.9)	(4.2)
Restricted stock units forfeited during the year	(1.5)	(1.5)	(1.1)
Restricted stock units outstanding at the end of December	63.8	49.6	31.7